Property and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 47,774		$ 47,774		$ 32,949	$ 17,479
Accumulated depreciation	(10,772)		(10,772)		(7,004)	(3,377)
Property and Equipment, net	37,002		37,002		25,945	14,102
Depreciation expense	2,296	$ 1,149	3,740	$ 1,976	4,131	1,185	$ 1,934
Loss on disposal of fixed assets					730	0	$ 185
Computer equipment and software
Property, Plant and Equipment [Line Items]
Property and Equipment	19,676		19,676		9,685	5,537
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and Equipment	7,540		7,540		5,891	4,018
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 20,558		$ 20,558		$ 17,373	$ 7,924